DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Revenue from External Customers by Product Cateogry (Tables)	9 Months Ended
Sep. 27, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The Company’s net sales by product category were as follows (in thousands):

	Successor		Predecessor
Product Category(1)	For the three months ended September 27, 2013	For the period September 8, 2012 through September 28, 2012	For the period June 30, 2012 through September 7, 2012
JanSan	$191,046	$28,827	$97,642
Plumbing	72,064	17,218	54,168
HVAC	36,313	7,400	28,996
Hardware, tools and fixtures	33,534	7,525	24,693
Electrical and lighting	22,592	5,218	16,122
Appliances and parts	23,028	4,974	16,149
Security and safety	17,410	4,237	12,455
Other	25,554	5,502	19,124
Total	$421,541	$80,901	$269,349

	Successor		Predecessor
Product Category(1)	For the nine months ended September 27, 2013	For the period September 8, 2012 through September 28, 2012	For the period December 31, 2011 through September 7, 2012
JanSan	$560,387	$28,827	$332,595
Plumbing	213,747	17,218	195,511
HVAC	98,141	7,400	90,337
Hardware, tools and fixtures	95,489	7,525	84,761
Electrical and lighting	63,502	5,218	56,822
Appliances and parts	60,352	4,974	52,817
Security and safety	50,738	4,237	44,600
Other	65,644	5,502	60,309
Total	$1,208,000	$80,901	$917,752

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(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are     periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.